25. PENSION AND OTHER POST-EMPLOYMENT PLANS (Details 5) - FAF [Member] R$ in Millions	Dec. 31, 2017 BRL (R$)
Discount rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	9.74%
Average rate	10.74%
Actuarial liabilities	R$ (252.0)	[1]
Average rate	8.74%
Actuarial liabilities	R$ 292.7	[1]
Wage growth rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	4.93%
Average rate	5.93%
Actuarial liabilities	R$ 74.7	[1]
Average rate	3.93%
Actuarial liabilities	R$ (53.1)	[1]

[1]	Variation of actuarial liabilities.